Retirement Plans - Allocation of Plan Assets, Pension Plan (Detail) - Pension Benefits - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	$ 2,251	$ 389
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	80	12
Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	595	0
Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	802	44
Derivatives and Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	0	18
Investments Measurement at NAV as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	774	315
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	645	14
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	50	12
Fair Value, Inputs, Level 1 | Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	595	0
Fair Value, Inputs, Level 1 | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	0	0
Fair Value, Inputs, Level 1 | Derivatives and Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	0	2
Fair Value, Inputs, Level 1 | Investments Measurement at NAV as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	0	0
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	832	60
Fair Value, Inputs, Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	30	0
Fair Value, Inputs, Level 2 | Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	0	0
Fair Value, Inputs, Level 2 | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	802	44
Fair Value, Inputs, Level 2 | Derivatives and Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	0	16
Fair Value, Inputs, Level 2 | Investments Measurement at NAV as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	$ 0	$ 0